Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (1,899)	$ (4,909)
Adjustments to reconcile loss for the year to net cash used in operating activities:
Stock based compensation	485	1,682
Depreciation	21	17
Financial expenses (income), net	2	(3)
Decrease (increase) in accounts receivable	6	(25)
(Decrease) increase in trade and other payables	(1)	6
Net cash used in operating activities	(1,386)	(3,232)
Cash flows from investing activities
Purchase of property and equipment		(2)
Net cash used in investing activities		(2)
Cash flows from financing activities
Repayment of shareholder loan	(5)
Proceeds from private placement of common stock and warrants	755	1,000
Net cash provided by financing activities	750	1,000
Effect of exchange rate changes on cash	(2)	(1)
Net decrease in cash and cash equivalents	(638)	(2,235)
Cash and cash equivalents as at the beginning of the year	767	3,002
Cash and cash equivalents as at the end of the year	$ 129	$ 767